LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

24. LEASES

The Group’s leases consist of operating leases for administrative office spaces in different cities in the PRC and overseas and financial lease which is immaterial. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts.

The following table represents lease costs recognized in the Group’s consolidated statements of operation for the years ended December 31, 2020, 2021 and 2022. Lease costs are included in selling expenses, general and administrative expenses and research and development expenses on the Group’s consolidated statements of operations.

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease cost (1)	57,080	41,595	37,428
Sublease income	(537)	(3,591)	(8,796)
Total lease cost	56,543	38,004	28,632
(1)	Operating lease cost includes short-term lease costs, which was not material in the period presented.

The following table represents the components of leases that are recognized on the Group’s consolidated balance sheets as of December 31, 2021 and 2022.

	As of December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	49,644	50,357
Non-cash Right-of-use assets in exchange for new lease liabilities:
Operating leases	2,157	1,674
Weighted average remaining lease term:
Operating leases	2.80 years	2.03 years
Weighted average discount rate:
Operating leases	5.27%	5.32%

The following is a maturity analysis of the annual undiscounted cash flows for the year ended December 31, 2022:

Year ending December 31,	RMB
2023	43,701
2024	26,291
2025	8,441
Total lease payments	78,433
Less: imputed interest	(4,423)
Present value of lease liabilities	74,010